Report Of The Directors Financial Review Risk Report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 85,735
Financial assets, ending balance	89,781	$ 85,735		$ 85,735
Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,725
Financial assets, ending balance	393,607	351,725		351,725
Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	615,061
Financial assets, ending balance	751,629	615,061		615,061
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,259
Financial assets, ending balance	77,589	75,259		75,259
12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	613,162
Financial assets, ending balance	744,628	613,162		613,162
12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	350,876
Financial assets, ending balance	388,668	350,876		350,876
Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,789
Financial assets, ending balance	6,852	1,789		1,789
Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	848
Financial assets, ending balance	4,759	848		848
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	109
Financial assets, ending balance	148	109		109
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	180	0		0
Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	1	1		1
Lifetime expected credit losses | POCI | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	0	1		1
Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,891
Financial assets, ending balance	393,849	351,891		351,891
Gross carrying amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,350,116
Financial assets, ending balance	2,527,333	2,350,116		2,350,116
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,681,844		$ 1,612,646	1,612,646
Changes due to modifications not derecognised	0
New financial assets originated or purchased	215,513			504,199
Asset derecognised (including final repayments)	(176,948)			(375,608)
Changes to risk parameters – further lending/repayments	15,619			(74,369)
Assets written off	(1,249)			(2,797)
Credit-related modifications that resulted in derecognition	(1)			(268)
Foreign exchange	(46,418)			18,200
Other	152			(159)
Financial assets, ending balance	1,688,512	1,681,844		1,681,844
Gross carrying amount | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	615,179
Financial assets, ending balance	751,872	615,179		615,179
Gross carrying amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	53,093
Financial assets, ending balance	86,949	53,093		53,093
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	355,664
Financial assets, ending balance	402,331	355,664		355,664
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,561,613		1,502,976	1,502,976
Transfers of financial instruments:	(138,661)			(36,244)
– transfers from stage 1 to stage 2	(175,849)			(108,434)
– transfers from stage 2 to stage 1	39,559			73,086
– transfers to stage 3	(2,724)			(1,284)
– transfers from stage 3	353			388
New financial assets originated or purchased	215,501			504,064
Asset derecognised (including final repayments)	(163,342)			(352,961)
Changes to risk parameters – further lending/repayments	13,119			(72,239)
Foreign exchange	(43,145)			16,838
Other	36			(821)
Financial assets, ending balance	1,445,121	1,561,613		1,561,613
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	613,200
Financial assets, ending balance	744,724	613,200		613,200
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	350,915
Financial assets, ending balance	388,792	350,915		350,915
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	105,551		95,104	95,104
Transfers of financial instruments:	131,316			31,063
– transfers from stage 1 to stage 2	175,849			108,434
– transfers from stage 2 to stage 1	(39,559)			(73,086)
– transfers to stage 3	(5,434)			(5,022)
– transfers from stage 3	460			737
New financial assets originated or purchased				0
Asset derecognised (including final repayments)	(12,522)			(19,909)
Changes to risk parameters – further lending/repayments	2,831			(2,560)
Foreign exchange	(2,672)			1,201
Other	93			652
Financial assets, ending balance	224,597	105,551		105,551
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,827
Financial assets, ending balance	6,915	1,827		1,827
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	975
Financial assets, ending balance	4,777	975		975
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,335		14,232	14,232
Transfers of financial instruments:	7,345			5,181
– transfers to stage 3	8,158			6,306
– transfers from stage 3	(813)			(1,125)
Changes due to modifications not derecognised	0
New financial assets originated or purchased				0
Asset derecognised (including final repayments)	(1,064)			(2,712)
Changes to risk parameters – further lending/repayments	(300)			402
Assets written off	(1,249)			(2,657)
Credit-related modifications that resulted in derecognition	(1)			(268)
Foreign exchange	(588)			160
Other	16			(3)
Financial assets, ending balance	18,494	14,335		14,335
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	151
Financial assets, ending balance	232	151		151
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	280	0		0
Gross carrying amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345		334	334
New financial assets originated or purchased	12			135
Asset derecognised (including final repayments)	(20)			(26)
Changes to risk parameters – further lending/repayments	(31)			28
Assets written off	0			(140)
Foreign exchange	(13)			1
Other	7			13
Financial assets, ending balance	300	345		345
Gross carrying amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	1	1		1
Gross carrying amount | Lifetime expected credit losses | POCI | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	0	1		1
Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Financial assets, ending balance	(242)	(166)		(166)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,409)
Financial assets, ending balance	(14,507)	(9,409)		(9,409)
Total ECL income statement change for the period	(6,858)			(2,756)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,243)
Financial assets, ending balance	(14,265)	(9,243)		(9,243)
Total ECL income statement change for the period	(6,748)			(2,651)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,125)		(9,056)	(9,056)
Net remeasurement of ECL arising from transfer of stage	(915)			(121)
Changes due to modifications not derecognised	0
New financial assets originated or purchased	(291)			(555)
Asset derecognised (including final repayments)	432			1,329
Changes to risk parameters – further lending/repayments	(328)			364
Change in risk parameters – credit quality	(5,450)			(3,961)
Changes to models used for ECL calculation	(42)			12
Assets written off	1,249			2,797
Credit-related modifications that resulted in derecognition	0			125
Foreign exchange	452			(79)
Other	(4)			20
Financial assets, ending balance	(14,022)	(9,125)		(9,125)
ECL income statement change for the period	6,594			(2,932)
Recoveries	127			361
Other	3			(20)
Total ECL income statement change for the period	(6,464)	(1,455)	(1,136)	(2,591)
Increase in financial assets	(4,897)
Increase relating to volume movements	(187)
Exchange and other movements	448
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)
Financial assets, ending balance	(243)	(118)		(118)
Total ECL income statement change for the period	(127)			(26)
Allowance for ECL | Performance and other guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(157)			(34)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Financial assets, ending balance	(242)	(166)		(166)
Total ECL income statement change for the period	(110)			(105)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,464)		(1,449)	(1,449)
Transfers of financial instruments:	(148)			(543)
– transfers from stage 1 to stage 2	489			487
– transfers from stage 2 to stage 1	(638)			(1,044)
– transfers to stage 3	11			59
– transfers from stage 3	(10)			(45)
Net remeasurement of ECL arising from transfer of stage	355			669
New financial assets originated or purchased	(291)			(534)
Asset derecognised (including final repayments)	52			112
Changes to risk parameters – further lending/repayments	(169)			291
Change in risk parameters – credit quality	(620)			2
Changes to models used for ECL calculation	30			(6)
Foreign exchange	90			(9)
Other	12			3
Financial assets, ending balance	(2,153)	(1,464)		(1,464)
ECL income statement change for the period	(643)			534
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(96)	(38)		(38)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(39)
Financial assets, ending balance	(124)	(39)		(39)
Allowance for ECL | Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(2,800)
Allowance for ECL | Lifetime expected credit losses | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(200)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,441)		(2,278)	(2,278)
Transfers of financial instruments:	498			1,134
– transfers from stage 1 to stage 2	(489)			(487)
– transfers from stage 2 to stage 1	638			1,044
– transfers to stage 3	392			665
– transfers from stage 3	(43)			(88)
Net remeasurement of ECL arising from transfer of stage	(558)			(676)
New financial assets originated or purchased				0
Asset derecognised (including final repayments)	203			553
Changes to risk parameters – further lending/repayments	(221)			67
Change in risk parameters – credit quality	(2,561)			(1,208)
Changes to models used for ECL calculation	(63)			4
Foreign exchange	162			(40)
Other	(7)			3
Financial assets, ending balance	(4,988)	(2,441)		(2,441)
ECL income statement change for the period	(3,200)			(1,260)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(63)	(38)		(38)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(127)
Financial assets, ending balance	(18)	(127)		(127)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,121)		(5,135)	(5,135)
Transfers of financial instruments:	(350)			(591)
– transfers to stage 3	(403)			(724)
– transfers from stage 3	53			133
Net remeasurement of ECL arising from transfer of stage	(712)			(114)
Changes due to modifications not derecognised	0
New financial assets originated or purchased				0
Asset derecognised (including final repayments)	176			656
Changes to risk parameters – further lending/repayments	63			(6)
Change in risk parameters – credit quality	(2,266)			(2,704)
Changes to models used for ECL calculation	(9)			14
Assets written off	1,249			2,657
Credit-related modifications that resulted in derecognition	0			125
Foreign exchange	196			(31)
Other	(8)			8
Financial assets, ending balance	(6,782)	(5,121)		(5,121)
ECL income statement change for the period	(2,748)			(2,154)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(84)	(42)		(42)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(100)	0		0
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(99)		$ (194)	(194)
New financial assets originated or purchased	0			(21)
Asset derecognised (including final repayments)	1			8
Changes to risk parameters – further lending/repayments	(1)			12
Change in risk parameters – credit quality	(3)			(51)
Assets written off	0			140
Foreign exchange	4			1
Other	(1)			6
Financial assets, ending balance	(99)	(99)		(99)
ECL income statement change for the period	(3)			(52)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Lifetime expected credit losses | POCI | Debt securities | Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0	$ 0		$ 0